EMPLOYEE STOCK OPTIONS (DETAILS) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
EMPLOYEE STOCK OPTIONS {1}
Compensation expenses charged against income for share based awards included in general and administrative expenses	$ 896,325	$ 261,856	$ 2,598,046	$ 707,090